Earnings per Share (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
(Loss) attributable to equity holders of the Parent	$ (21,933)	$ 25,668	$ (38,711)
Weighted average number of ordinary shares in issue (thousands)	$ 541	$ 541	$ 541
Basic earnings per share	$ (40.52)	$ 47.43	$ (71.52)